Form N-1A Cover	Feb. 19, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 19, 2025
Prospectus Date	Dec. 22, 2024